Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 6,858	$ 6,634	$ 13,828
Increases as a result of positions taken in prior period	129	146	1,912
Decreases as a result of positions taken in prior period	(462)	(1,815)	(115)
Increases as a result of positions taken in current period	2,501	1,893	1,495
Decreases due to settlements with tax authorities	(60)		(10,216)
Decreases due to expiration of statute of limitations			(270)
Unrecognized tax exposure at end of year	$ 8,966	$ 6,858	$ 6,634